SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of period	1,219,000	616,000
Granted	882,000	603,000
Cancelled	(296,000)	0
Performance share units, outstanding, end of period	1,805,000	1,219,000